CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 04, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total carrying amount		$ 1,764,088	$ 506,729	$ 163,900
Less: Unamortized debt discount		437,738	126,839	18,070	$ 0
Total convertible notes payable		1,326,350	379,890	145,830	135,900
Less: Current portion		1,326,350	379,890	145,830	135,900
Long-term portion		0	0	0
Convertible Notes Payable One [Member]
Total carrying amount		$ 10,000	$ 10,000	$ 10,000	10,000
Issuance date		Jan. 29, 2020	Jan. 29, 2020	Jan. 29, 2020
Convertible notes payable		$ 10,000	$ 10,000	$ 10,000
Maturity date		Jan. 29, 2021	Jan. 29, 2021	Jan. 29, 2021
Debt interest rate		8.00%	8.00%	8.00%
Convertible Notes Payable Two [Member]
Total carrying amount		$ 10,000	$ 10,000	$ 10,000	10,000
Issuance date		Feb. 26, 2020	Feb. 26, 2020	Feb. 26, 2020
Convertible notes payable		$ 10,000	$ 10,000	$ 10,000
Maturity date		Feb. 26, 2021	Feb. 26, 2021	Feb. 26, 2021
Debt interest rate		8.00%	8.00%	8.00%
Convertible Notes Payable Three [Member]
Total carrying amount		$ 7,500	$ 7,500	$ 7,500	7,500
Issuance date		Mar. 06, 2020	Mar. 06, 2020	Mar. 06, 2020
Convertible notes payable		$ 7,500	$ 7,500	$ 7,500
Maturity date		Mar. 06, 2021	Mar. 06, 2021	Mar. 06, 2021
Debt interest rate		8.00%	8.00%	8.00%
Convertible Notes Payable Four [Member]
Total carrying amount		$ 5,900	$ 5,900	$ 5,900	5,900
Issuance date		Mar. 05, 2020	Mar. 05, 2020	Mar. 05, 2020
Convertible notes payable		$ 3,700	$ 3,700	$ 3,700
Maturity date		Mar. 05, 2021	Mar. 05, 2021	Mar. 05, 2021
Debt interest rate		8.00%	8.00%	8.00%
Convertible Notes Payable Five [Member]
Total carrying amount		$ 1,200	$ 1,200	$ 1,200	1,200
Issuance date		Mar. 09, 2020	Mar. 09, 2020	Mar. 09, 2020
Convertible notes payable		$ 1,200	$ 1,200	$ 1,200
Maturity date		Mar. 09, 2021	Mar. 09, 2021	Mar. 09, 2021
Debt interest rate		8.00%	8.00%	8.00%
Convertible Notes Payable Six [Member]
Total carrying amount		$ 60,000	$ 60,000	$ 60,000	60,000
Issuance date		Mar. 26, 2020	Mar. 26, 2020	Mar. 26, 2020
Convertible notes payable		$ 60,000	$ 60,000	$ 60,000
Maturity date		Mar. 26, 2021	Mar. 26, 2021	Mar. 26, 2021
Debt interest rate		10.00%	10.00%	10.00%
Convertible Notes Payable Seven [Member]
Total carrying amount		$ 11,300	$ 11,300	$ 11,300	11,300
Issuance date		Mar. 05, 2021	Mar. 05, 2021	Mar. 05, 2021
Convertible notes payable		$ 11,300	$ 11,300	$ 11,300
Maturity date		Mar. 05, 2022	Mar. 05, 2022	Mar. 05, 2022
Debt interest rate		8.00%	8.00%	8.00%
Convertible Notes Payable Eight [Member]
Total carrying amount		$ 11,000	$ 11,000	$ 11,000	0
Issuance date		Jul. 11, 2023	Jul. 11, 2023	Jul. 11, 2023
Convertible notes payable		$ 11,000	$ 11,000	$ 11,000
Maturity date		Jul. 11, 2024	Jul. 11, 2024	Jul. 11, 2024
Debt interest rate		7.00%	7.00%	7.00%
Convertible Notes Payable Nine [Member]
Total carrying amount		$ 10,000	$ 10,000	$ 10,000	0
Issuance date		Aug. 22, 2023	Aug. 22, 2023	Aug. 22, 2023
Convertible notes payable		$ 10,000	$ 10,000	$ 10,000
Maturity date		Aug. 22, 2024	Aug. 22, 2024	Aug. 22, 2024
Debt interest rate		7.00%	7.00%	7.00%
Convertible Notes Payable Ten [Member]
Total carrying amount		$ 7,000	$ 7,000	$ 7,000	0
Issuance date		Nov. 01, 2023	Nov. 01, 2023	Nov. 01, 2023
Convertible notes payable		$ 7,000	$ 7,000	$ 7,000
Maturity date		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Debt interest rate		7.00%	7.00%	7.00%
Convertible Notes Payable Eleven [Member]
Total carrying amount		$ 109,379	$ 109,379
Issuance date		Apr. 04, 2024	Apr. 04, 2024
Convertible notes payable		$ 109,379	$ 109,379
Maturity date		Oct. 03, 2024	Oct. 03, 2024
Debt interest rate		10.00%	10.00%
Convertible Notes Payable Twelve [Member]
Total carrying amount		$ 5,000	$ 5,000
Issuance date		Apr. 23, 2024	Apr. 23, 2024
Convertible notes payable		$ 5,000	$ 5,000
Maturity date		Apr. 23, 2025	Apr. 23, 2025
Debt interest rate		10.00%	10.00%
Convertible Notes Payable Fourteen [Member]
Total carrying amount		$ 50,000	$ 50,000
Issuance date		May 08, 2024	May 08, 2024
Convertible notes payable		$ 50,000	$ 25,000
Maturity date		May 08, 2025	May 08, 2025
Debt interest rate		10.00%	20.00%
Convertible Notes Payable Fifteen [Member]
Total carrying amount		$ 50,000	$ 50,000
Issuance date		Jun. 05, 2024	May 08, 2024
Convertible notes payable		$ 50,000	$ 50,000
Maturity date		Jun. 01, 2025	May 08, 2025
Debt interest rate		10.00%	10.00%
Convertible Notes Payable Sixteen [Member]
Total carrying amount		$ 700	$ 700
Issuance date		Jun. 27, 2024	Jun. 05, 2024
Convertible notes payable		$ 700	$ 50,000
Maturity date		Jun. 27, 2025	Jun. 01, 2025
Debt interest rate		10.00%	10.00%
Convertible Notes Payable Seventeen [Member]
Total carrying amount		$ 50,000	$ 50,000
Issuance date		Jul. 17, 2024	Jun. 27, 2024
Convertible notes payable		$ 50,000	$ 700
Maturity date		Jul. 17, 2025	Jun. 27, 2025
Debt interest rate		10.00%	10.00%
Convertible Notes Payable Eighteen [Member]
Total carrying amount		$ 52,750	$ 52,750
Issuance date		Nov. 13, 2024	Jul. 17, 2024
Convertible notes payable		$ 52,750	$ 50,000
Maturity date		Nov. 13, 2025	Jul. 17, 2025
Debt interest rate		10.00%	10.00%
Convertible Notes Payable Ninenteen [Member]
Total carrying amount		$ 1,000	$ 0
Issuance date		Dec. 30, 2024	Nov. 13, 2024
Convertible notes payable		$ 1,000	$ 52,750
Maturity date		Jan. 30, 2025	Nov. 13, 2025
Debt interest rate		10.00%	10.00%
Convertible Notes Payable Thirteen [Member]
Total carrying amount		$ 25,000	$ 25,000
Issuance date		May 08, 2024
Convertible notes payable		$ 25,000
Maturity date		May 08, 2025
Debt interest rate		20.00%
Convertible Notes Payable Twenty [Member]
Total carrying amount		$ 1,500	0
Issuance date		Jan. 02, 2025
Convertible notes payable		$ 1,500
Maturity date		Jan. 31, 2025
Debt interest rate		10.00%
Convertible Notes Payable Twenty One [Member]
Total carrying amount		$ 37,500	0
Issuance date		Jan. 17, 2025
Convertible notes payable		$ 37,500
Maturity date		Jan. 17, 2026
Debt interest rate		10.00%
Convertible Notes Payable TwentyTwo [Member]
Total carrying amount		$ 56,100	0
Issuance date		Feb. 05, 2025
Convertible notes payable		$ 56,100
Maturity date		Feb. 04, 2026
Debt interest rate		10.00%
Convertible Notes Payable Twenty Three [Member]
Total carrying amount		$ 1,000	0
Issuance date		Feb. 19, 2025
Convertible notes payable		$ 1,000
Maturity date		Feb. 19, 2026
Debt interest rate		8.00%
Convertible Notes Payable Twenty Four [Member]
Total carrying amount		$ 90,815	0
Issuance date		Apr. 30, 2025
Convertible notes payable		$ 90,815
Maturity date		Apr. 29, 2026
Debt interest rate		10.00%
Convertible Notes Payable Twenty Five [Member]
Total carrying amount		$ 566,666	0
Issuance date		May 07, 2025
Convertible notes payable		$ 566,666
Maturity date		Dec. 07, 2025
Debt interest rate		6.00%
Convertible Notes Payable Twenty Six [Member]
Total carrying amount		$ 55,000	0
Issuance date		May 14, 2025
Convertible notes payable		$ 55,000
Maturity date		Feb. 14, 2026
Debt interest rate		8.00%
Convertible Notes Payable Twenty Seven [Member]
Total carrying amount		$ 138,889	0
Issuance date		Jun. 30, 2025
Convertible notes payable		$ 138,889
Maturity date		Jan. 30, 2026
Debt interest rate		6.00%
Convertible Notes Payable Twenty Eight [Member]
Total carrying amount		$ 55,556	0
Issuance date		Aug. 04, 2025
Convertible notes payable		$ 55,556
Maturity date		Jan. 30, 2026
Debt interest rate		6.00%
Convertible Notes Payable Twenty Nine [Member]
Total carrying amount		$ 33,333	0
Issuance date		Sep. 01, 2025
Convertible notes payable		$ 33,333
Maturity date		Jan. 30, 2026
Debt interest rate		6.00%
Convertible Notes Payable Thirty [Member]
Total carrying amount		$ 220,000	0
Issuance date		Sep. 02, 2025
Convertible notes payable		$ 220,000
Maturity date		Sep. 02, 2026
Debt interest rate		8.00%
Convertible Notes Payable [Member]
Total carrying amount		$ 1,764,088	30,000	$ 30,000	$ 30,000
Less: Unamortized debt discount			$ 10,679
Issuance date		Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2019
Convertible notes payable	$ 100,000	$ 30,000	$ 30,000	$ 30,000
Maturity date	Oct. 03, 2024	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021
Debt interest rate	10.00%	8.00%	8.00%	8.00%